Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule of future minimum rental revenues

The scheduled future minimum rental revenues from rental properties under the terms of all non-cancelable tenant leases, assuming no new or renegotiated leases or option extensions for such premises for the subsequent five years ending December 31, are as follows for continuing operations (in thousands):

2012	$496,358
2013	447,840
2014	388,805
2015	326,202
2016	263,152
Thereafter	968,609

$2,890,966

Schedule of minimum rental payments

Scheduled minimum rental payments under the terms of all non-cancelable operating leases in which the Company is the lessee, principally for office space and ground leases, for the subsequent five years ending December 31, are as follows for continuing operations (in thousands):

2012	$3,595
2013	3,608
2014	3,180
2015	3,686
2016	3,603
Thereafter	121,598

$139,270